Powell Alternative Income Strategies Fund
Powell Alternative Income Strategies Fund
Investment Objective.
The investment objective of the Powell Alternative Income Strategies Fund (the “Fund”) is to generate income and capital appreciation with lower volatility as compared to the S&P 500® Index.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 18 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Powell Alternative Income Strategies Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powell Alternative Income Strategies Fund Investor Class Shares
Management Fees	1.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	3.07%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	5.17%
Fee Waiver and Expense Reimbursement	(2.56%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	2.61%
[1]	Powell Capital LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary court of such Fund's business) to not more than 2.25% through at least February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through February 28, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Powell Alternative Income Strategies Fund | Investor Class Shares | USD ($)	264	1,321	2,374	4,992

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the fiscal period ended October 31, 2018, the Fund’s portfolio turnover rate was 995% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Adviser, Powell Capital, LLC, seeks to achieve the Fund’s investment objective by employing a multi-strategy approach that will target income and capital appreciation while maintaining an active hedging structure to mitigate volatility. The Adviser may utilize each or any combination of the following alternative investment strategies: (1) a Protected Income Strategy; (2) a Pair Trade Strategy; and/or (3) any other strategies identified by the Adviser, from time to time, that under current market and economic conditions are most suited to achieve the Fund’s objective. There is no requirement for the Adviser to use all of the strategies at any given time, and the Adviser may determine that the relevant conditions warrant allocation of all of the Fund’s assets to only one of these strategies.

●	Protected Income Strategy: The strategy has two components: income generation and volatility protection. Income generation involves purchasing dividend-paying securities and selling covered calls. The Fund realizes income when it collects dividends on securities and premiums on the written calls. The Fund manages the volatility of the portfolio by using various hedging techniques, such as purchasing inverse exchange-traded funds (“ETFs”) or put options on either the portfolio’s securities or a broad securities index.

●	Pair Trade Strategy: The strategy aims to extract returns by taking advantage of market dislocations and pricing inefficiencies of various types: behavorial, technical or fundamental. The strategy monitors performance of two historically correlated securities. When the correlation between the two securities temporarily weakens (i.e., one security moves up while the other moves down), the pair trade would be to short the outperforming security and to go long the underperforming one. This strategy attempts to gain on the “spread” between the two positions that would eventually converge. When implementing this strategy, the Fund invests in ETFs, including leveraged and inverse ETFs. The Fund may also utilize futures and options on securities indices and ETFs.

●	Alternative Strategies Flexibility: The Adviser may identify additional and new strategies from time to time that will generate income and capital appreciation while managing volatility. These strategies may involve the utilization of equity and fixed income securities, as well as puts, options and futures. These strategies may also involve high portfolio turnover. These strategies may also involve making investments in other investment companies, including ETFs.

The Adviser’s allocation of the Fund’s assets into any of the foregoing strategies will depend on the Adviser’s assessment at any given time of market and economic conditions, opportunities in the marketplace to effectively implement a particular strategy in light of the Fund’s objective and other subject factors that the Adviser may deem relevant.

Pursuant to the various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes that are generally economically tied to U.S., non-U.S. and emerging markets countries. The Fund may invest in any combination and/or balance of equity or equity-related securities or instruments relative to its investments in assets in fixed income or fixed income related securities or instruments.

The Adviser provides all investment advisory services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures. The Adviser may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively).

When determining how to allocate the Fund’s assets among the strategies, the Adviser considers a variety of factors. These factors include asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, country weightings, earnings and price volatility statistics, yield, liquidity, credit quality and duration. The Fund also considers the manner in which the specific strategies’ historical and expected investment returns, as well as the historical and expected returns of asset classes, correlate with one another. In addition, Adviser may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.

The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. countries, including emerging markets countries. These securities may include common stock, preferred stocks, rights, warrants, convertible securities, securities issued in connection with initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may invest in infrastructure companies and master limited partnerships (“MLPs”).

The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (3) emerging markets debt securities, (4) mortgage-backed securities, and (5) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund may invest in demand notes. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes.

The Fund invests in futures and options, and it may use derivatives to take both long and short positions. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio, or (6) to manage the Fund’s asset class exposures.

The Fund may invest in other investment companies and pooled investment vehicles. A portion of the Fund’s net assets may be illiquid securities.

Principal Investment Strategy of the Fund

All investments carry risks, and investment in the Fund is no exception.  No investment strategy works all the time, and past performance is not necessarily indicative of future performance.  You may lose money on your investment in the Fund.  To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

Market Risk – Stock prices are volatile.  Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.  The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.  In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions.  To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Credit Risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream.  Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments.  Any preferred stocks paying fixed dividend rates in which the Fund invests will likely change in value as market interest rates move.  When interest rates rise, the market value of such securities generally falls.  If the Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise.  During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. Fixed income securities have varying levels of sensitivity to changes in interest rates. In general, the price of a fixed income security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes.

Lower-Rated Securities Risk – The Fund may invest in securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds that generally have more credit risk than higher-rated securities. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Issuer Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  When the Fund sells shares they may be worth more or less than what the Fund paid for them, which means that the Fund could lose money and the value of your investment in the Fund could decrease.

Mortgage-Backed and Other Asset-Backed Securities Risk – Mortgage-backed securities are subject to greater call/prepayment risk than many fixed income securities, especially when interest rates decline. Prepayment risk could reduce yield and market value and cause the Fixed Income Fund to reinvest its assets at a lower prevailing interest rate. These securities are also subject to extension risk, or the risk of a security lengthening in duration due to the deceleration of prepayments. Extension risk is mainly the result of rising interest rates. As interest rates rise, the likelihood of prepayment decreases and if this occurs, the Fixed Income Fund may be unable to capitalize on other investments that have higher interest rates. Mortgage-backed securities may be subject to risks unique to the housing industry, including mortgage lending practices, defaults and foreclosures, changes in real estate values and housing inventories, mortgage securitization practices and rating assignments by credit rating agencies. The value of other asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of the underlying assets.

Equity Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns.  An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund.  Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.  Common equity securities in which the Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.  Additionally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Investments in Other Investment Companies and ETFs Risk - The Fund will incur higher and duplicative expenses when it invests in ETFs. ETFs are investment companies that are traded on stock exchanges similar to stocks. Typically, ETFs hold assets such as stocks, commodities or bonds, and track an index such as a stock or bond index. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, or REIT, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, closed-end funds, and REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally (which is a risk of any security that trades on a listed exchange).

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

REIT Risk – REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.

Medium and Small Company Risk – To the extent the Fund invests in medium capitalization and small capitalization companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Large Company Risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Master Limited Partnerships (“MLPs”) Risk – Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund. To the extent that an MLP’s interests are all in a particular industry (such as the energy sector), the MLP will be negatively impacted by economic events adversely impacting that industry.

Special Situations Risk – Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Options Strategy Risk – The Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

The number of call options the Fund can sell is limited by the number of shares of common stock the Fund holds and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class which may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options which the Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strikes prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivatives Risk – The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative or due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives.  The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of the Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may significantly exceed the initial investment.

Futures Risk – The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Convertible Securities Risk – The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Foreign Investment Risk – Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

Emerging Markets Risk – Countries with emerging markets have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Currencies Risk – Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

General Fund Investing Risk – The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund operating expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or individual.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Non-Diversified Fund Risk – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

New Fund Risk – The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Performance

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Performance data current to the most recent month end may be obtained by calling (877) 244-6235.